Fees Summary	May 14, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 862,499,977.00
Previously Paid Amount	0.00
Total Fee Amount	119,111.25
Total Offset Amount	0.00
Net Fee	119,111.25
Narrative - Max Aggregate Offering Price	$ 862,499,977.00
Narrative - Max Aggregate Offering Amount | shares	12,147,887
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true